Note 15 - Shareholders' Capital - Classes of Share Capital (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019
Statement Line Items [Line Items]
Balance, beginning of period			$ (89,014)
Balance, end of period	$ (305,436)	$ 136,303	$ (305,436)	$ 136,303	$ (89,014)
Issued capital [member]
Statement Line Items [Line Items]
Balance, beginning of period (in shares)			154,258,117
Balance, beginning of period			$ 1,235,503
Balance, end of period (in shares)	156,064,781		156,064,781		154,258,117
Balance, end of period	$ 1,245,534	1,232,975	$ 1,245,534	$ 1,232,975	$ 1,235,503
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance, beginning of period (in shares)			149,595,952	148,394,152	148,394,152
Balance, beginning of period	1,095,498	1,084,034	$ 1,088,538	$ 1,079,055	$ 1,079,055
Share-based awards exercised (in shares)			1,806,664		1,201,800
Share-based awards exercised	$ 3,071	1,957	$ 10,031	6,936	$ 9,483
Balance, end of period (in shares)	151,402,616		151,402,616		149,595,952
Balance, end of period	$ 1,098,569	1,085,991	$ 1,098,569	$ 1,085,991	$ 1,088,538
Preference shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance, beginning of period (in shares)			4,662,165	4,323,300	4,323,300
Balance, beginning of period	146,965	146,983	$ 146,965	$ 136,771	$ 136,771
Shares issued for cash (in shares)					338,865
Shares issued for cash				10,447	$ 10,447
Preferred shares issuance cost		1		(234)	$ (253)
Balance, end of period (in shares)	4,662,165		4,662,165		4,662,165
Balance, end of period	$ 146,965	$ 146,984	$ 146,965	$ 146,984	$ 146,965